INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Land use rights	1,078,322	1,067,134
Less: accumulated amortization	(85,778)	(71,907)
Land use rights, net	992,544	995,227

Amortization expense was $13,142 and $5,441 for the six months ended March 31, 2024 and 2023, respectively. Estimated future amortization expense for intangible assets is as follows:

For the six months ending March 31,	Amortization expense

2025	21,876
2026	21,879
2027	21,879
2028	21,876
2029	21,876
Thereafter	883,165
Total	992,544

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2023	September 30, 2022

Land use rights	$1,067,134	$430,985
Less: accumulated amortization	(71,907)	(64,818)
Land use rights, net	$995,227	$366,167

Amortization expenses were $9,010, $7,610 and $8,641 for the years ended September 30, 2023, 2022 and 2021, respectively. Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2024	$21,649
2025	21,649
2026	21,649
2027	21,649
2028	21,649
Thereafter	886,982
Total	$995,227

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS